Deferred Costs (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Movement of Deferred Costs

The movements of deferred costs for the years ended December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Beginning balances (current and non-current)	328,386	198,373
Additions	55,831	19,940
Amortizations	(185,710)	(96,454)
Accumulated impairments	(134)	(134)
Ending balances (current and non-current)	198,373	121,725
Deferred costs, current	89,353	42,886
Deferred costs, non-current	109,020	78,839